Net (Loss) Income Per Share (Details) - Schedule of Computation of the Basic and Diluted Income Per Share of Class A Common Stock (Parentheticals) - Class A Common Stock [Member] - $ / shares	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Schedule of Computation of the Basic and Diluted Income Per Share of Class A Common Stock [Line Items]
Diluted weighted-average shares of Class A common stock outstanding	5,026,964	3,010,654
Net income per share of Class A common stock, Diluted	$ 0.03	$ (0.36)